LEASE	12 Months Ended
Dec. 31, 2024
LEASE
LEASE

9.          LEASE

The right-of-use assets and the amortization were summarized as follows:

	As of December 31,
	2023	2024
	US$	US$
Right of use assets	34,309	33,766
Less: accumulated amortization	(5,366)	(6,248)
Less: impairment loss	(12,782)	(12,594)
Right of use assets	16,161	14,924

Impairment losses of nil, US$12,854 and nil were recognized for the years ended December 31, 2022, 2023 and 2024, respectively.

A summary of supplemental information related to operating leases as of December 31, 2023 and 2024 is as follows:

	As of December 31,
	2023	2024
	US$	US$
Operating lease right-of-use assets	1,000	427
Operating lease liabilities, current	748	281
Operating lease liabilities, non-current	347	128
Total operating lease liabilities	1,095	409

9.          LEASE (continued)

Operating lease expense was allocated to the following expense items:

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Cost of revenues	286	180	84
General and administrative expenses	727	717	117
Selling and marketing expenses	1,046	458	358
Total operating lease expenses	2,059	1,355	559
Short-term lease expenses	679	—	318
Total lease expenses	2,738	1,355	877

The weighted average remaining lease term excluding land use right as of December 31, 2024 was 1.52 years, and the weighted average discount rate of the operating leases was 5.95%. The cash paid for amounts included in the measurement of operating lease liabilities was US$1,686, US$1,241 and US$559 for the years ended December 31, 2022, 2023 and 2024, respectively.

Maturities of the lease liabilities as of December 31, 2024 were as follows:

For the Year Ended December 31	US$
2025	296
2026 and thereafter	130
Total undiscounted lease payments	426
Less: imputed interest	(17)
Present value of lease liabilities balance	409
Amounts due within 12 months	281
Long-term lease liabilities	128

In addition, amortization expense related to land use rights amounted to US$874, US$834 and US$445 for the years ended December 31, 2022, 2023 and 2024, and were included in the consolidated statements of comprehensive income (loss).